SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Comprehensive Income (Parent Company) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Total revenues		$ 39,022.3	$ 31,979.0	$ 26,839.0
Expenses
Interest expense		189.7	166.5	153.1
Total expenses		33,862.0	28,815.4	24,700.1
Income before income taxes		5,160.3	3,163.6	2,138.9
Benefit for income taxes		(1,180.3)	(542.6)	(540.8)
Net income attributable to Progressive		3,970.3	2,615.3	1,592.2
Comprehensive income attributable to Progressive		4,432.9	2,520.1	1,941.0
Parent Company
Revenues
Dividends from subsidiaries		2,277.9	939.1	867.3
Undistributed income (loss) from subsidiaries		1,821.3	1,770.7	866.3
Equity in net income of subsidiaries		4,099.2	2,709.8	1,733.6
Intercompany investment income		31.1	39.4	11.3
Gains (losses) on extinguishment of debt		0.0	0.0	0.2
Total revenues		4,130.3	2,749.2	1,745.1
Expenses
Interest expense		190.4	166.8	151.1
Deferred compensation	[1]	16.6	7.5	23.2
Other operating costs and expenses		5.5	5.1	4.6
Total expenses		212.5	179.4	178.9
Income before income taxes		3,917.8	2,569.8	1,566.2
Benefit for income taxes		52.5	45.5	26.0
Net income attributable to Progressive		3,970.3	2,615.3	1,592.2
Other comprehensive income (loss)		462.6	(95.2)	348.8
Comprehensive income attributable to Progressive		$ 4,432.9	$ 2,520.1	$ 1,941.0

[1]	See Note 4 – Employee Benefit Plans in these condensed financial statements.